VISTA POINT SECURITIZATION TRUST 2021-1 ABS-15G

Exhibit 99.6 Schedule 4

Account Number	Field ID	Original Field Value	Audit Value	Match
RMB20010373	Escrow_Indicator	No Escrows	Taxes and Insurance	FALSE
Z2000553	originator_DTI	XX.XX	XX.XX	FALSE